RENTAL LEASE	12 Months Ended
Dec. 31, 2011
Commitment and Contingencies
Commitments Disclosure	4. RENTAL LEASE The Company subleases office space on a month-to-month basis. The rent paid for the years ended December 31, 2011 and 2010 was $6,786 and $6,786, respectively.